Earnings Per Share (Tables)	12 Months Ended
Aug. 26, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

Successor
(In thousands, except share data)	From July 7, 2017 through August 26, 2017
Basic earnings per share computation:
Numerator:
Net income available to common stock shareholders	$450
Denominator:
Weighted average common shares - basic	70,562,477
Basic earnings per share from net income	$0.01
Diluted earnings per share computation:
Numerator:
Net income available to common stock shareholders	$450
Denominator:
Weighted average common shares outstanding - basic	70,562,477
Warrant conversion	690,248
Restricted stock units	2,045
Weighted average common shares - diluted (1)	71,254,770
Diluted earnings per share from net income	$0.01
(1) Excludes the effect of non-qualified stock options as the strike price exceeds the average market price for the period